Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/loss	$ 1,739	$ 10,488	$ (1,947)	$ (12,229)
Changes in operating assets and liabilities:
Accounts receivable		(5,700)	3,000	(3,000)
Prepaid expenses				6,668
Accrued expenses	625	175	(275)	(75)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,364	4,963	778	(8,636)
NET CHANGE IN CASH	2,364	4,963	778	(8,636)
Cash at beginning of period	4,939	4,161	4,161	12,797
Cash at end of period	7,303	9,124	4,939	4,161
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid